ORGANIZATION AND OPERATIONS (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
ORGANIZATION AND OPERATIONS
Number of operating segments | segment	7		6
Revenues	$ 8,172,553	$ 8,988,343	$ 35,836,809	$ 22,652,885
United States
ORGANIZATION AND OPERATIONS
Revenues	7,645,403	$ 8,254,356	$ 33,067,961	$ 20,939,197
Keen Labs Operations, Inc
ORGANIZATION AND OPERATIONS
Revenues	1,849,926
Keen Labs Operations, Inc | United States
ORGANIZATION AND OPERATIONS
Revenues	$ 1,849,926